Convertible Notes Payable and Advisory Fee Liabilities (Details) - Schedule of Senior Secured Credit Facility Note Balance and Convertible Debt Balances - Senior Secured Credit Facility Note [Member] - USD ($)
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Schedule of Senior Secured Credit Facility Note Balance and Convertible Debt Balances [Line Items]
Principal	$ 297,019	$ 5,978,891	$ 6,167,407
Premiums		1,443,435	1,509,673
Unamortized discounts			(14,440)
Convertible note payable		$ 7,422,326	$ 7,662,640